INTANGIBLE ASSETS (Details 1)	Sep. 30, 2025 USD ($)
INTANGIBLE ASSETS
2025 (October to December)	$ 77,894
2026	311,577
2027	311,577
2028	311,577
2029	311,577
Thereafter	701,049
Total future amortization expense	$ 2,025,251